Long-term debt (Narrative) (Details) $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 22, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 08, 2021 USD ($)	Sep. 23, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Write-down of unamortized transaction costs		$ 0	$ 2,480
Premium paid on redemption of notes		0	22,878
Senior unsecured notes [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt instruments		1,200,000
Write-down of unamortized transaction costs			2,480
Write-down of fair value of embedded derivative (prepayment option)			49,754
Senior Notes Due 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt instruments					$ 400,000
Borrowings, interest rate					7.25%
Senior Notes Due 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt instruments				$ 600,000
Borrowings, interest rate				7.625%
Write-down of unamortized transaction costs			2,480
Write-down of fair value of embedded derivative (prepayment option)			49,754
Premium paid on redemption of notes			$ 22,878
Senior Notes Due 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt instruments		$ 600,000		$ 600,000
Borrowings, interest rate		4.50%		4.50%
Senior Notes Due 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt instruments		$ 600,000			$ 600,000
Borrowings, interest rate		6.125%			6.125%
Senior secured revolving credit facilities [Member] | Manitoba [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit issued to support reclamation or pension obligations		$ 25,511
Senior secured revolving credit facilities [Member] | Arizona [Member]
Disclosure of detailed information about borrowings [line items]
Surety bonds issued to support reclamation obligations		12,827
Senior secured revolving credit facilities [Member] | Peru [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit		107,556
Letter of credit facility ("LC Facility")
Disclosure of detailed information about borrowings [line items]
Bilateral letter of credit facility closed	$ 130
Letter of credit facility ("LC Facility") | Manitoba [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit issued to support reclamation or pension obligations		$ 56,735